CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 29, 2024	Jun. 30, 2023
CONDENSED CONSOLIDATED BALANCE SHEETS
Allowance for credit losses	$ 401,128	$ 401,128		$ 401,128
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	126,819,145	40,165,603		207,585	12,455,157
Common stock, shares outstanding	126,819,145	40,165,603		207,585	12,455,157